RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company had recognized a liability upon closing of its initial public offering in October 2021 for a portion of the underwriter’s commissions which was contingently payable upon closing of a future business combination, with the offsetting entry resulting in an initial discount to the securities sold in the initial public offering. The underwriter waived all claims to this deferred commission in July 2022. The Company recognized the waiver as an extinguishment, with a resulting non-operating gain recognized in its statement of operations for the three and nine months ended September 30, 2022. Upon subsequent review and analysis, management concluded that the Company should have recognized the extinguishment of the contingent liability as a credit to stockholders’ deficit.

Therefore, on March 30, 2023, the Company’s management and the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) concluded that the Company’s previously issued unaudited interim financial statements as of and for the three and nine months ended September 30, 2022 (the “Third Quarter 10-Q”) should no longer be relied upon and that it is appropriate to restate the Third Quarter 10-Q. As such, this Annual Report contains the restated statement of operations, statement of changes in stockholder’s deficit, and statement of cash flows for the three and nine months ended September 30, 2022. Other than as described above, this Annual Report does not reflect adjustments for events occurring after the filing of the Third Quarter 10-Q except to the extent that they are otherwise required to be included and discussed herein.

Impact of the Restatement

The impact of the restatement on the statements of operations, statements of changes in stockholders’ deficit and statements of cash flows for the affected period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

Statement of Operations:

	For the Three Months Ended September 30, 2022 (unaudited)
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$722,149	$—	$722,149
Other income (expenses):
Gain from derecognition of deferred underwriting fee payable	7,043,750	(6,717,612)	326,138
Total other income (expenses)	7,831,954	(6,717,612)	1,114,342

Net income	$7,109,805	$(6,717,612)	$392,193

Basic and diluted weighted average shares outstanding – Class A common stock	20,125,000	—	20,125,000
Basic and diluted earnings per share – Class A common stock	$0.28	$(0.26)	$0.02
Basic and diluted weighted average shares outstanding – Class B common stock	5,031,250	—	5,031,250
Basic and diluted earnings per share – Class B common stock	$0.28	$(0.26)	$0.02

	For the Nine Months Ended September 30, 2022 (unaudited)
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$5,776,498	$—	$5,776,498
Other income (expenses):
Gain from derecognition of deferred underwriting fee payable	7,043,750	(6,717,612)	326,138
Total other income (expenses)	16,149,616	(6,717,612)	9,432,004

Net income	$10,373,118	$(6,717,612)	$3,655,506

Basic and diluted weighted average shares outstanding – Class A common stock	20,125,000	—	20,125,000
Basic and diluted earnings per share – Class A common stock	$0.41	$(0.26)	$0.15
Basic and diluted weighted average shares outstanding – Class B common stock	5,031,250	—	5,031,250
Basic and diluted earnings per share – Class B common stock	$0.41	$(0.26)	$0.15

Statement of Changes in Stockholders’ Deficit: (unaudited)

	Class B Common		Additional	Accumulated Deficit			Total
	Stock		Paid-In	As Previously	Restatement		Stockholders
	Shares	Amount	Capital	Reported	Adjustment	As Restated	Deficit
Balance – June 30, 2022	5,031,250	$503	$—	$(12,620,313)	—	$(12,620,313)	$(12,610,810)
Adjustment for accretion of Class A common stock subject to possible redemption amount	—	—	—	(1,265,293)	6,717,612	5,452,319	5,452,319
Net income	—	—	—	7,109,805	(6,717,612)	392,193	392,193
Balance – September 30, 2022	5,031,250	$503	$—	$(6,775,801)	$—	$(6,775,801)	$(6,775,298)

Statement of Cash Flows:

	For the Nine Months Ended September 30, 2022 (unaudited)
	As Previously	Restatement
	Reported	Adjustment	As Restated
Cash Flows from Operating Activities:
Net income	$10,373,118	$(6,717,612)	$3,655,506
Adjustments to reconcile net income to net cash used in operating activities:
Gain from derecognition of deferred underwriting fee payable	(7,043,750)	6,717,612	(326,138)

Net change in cash	$(621,952)	$—	$(621,952)

Supplemental disclosure of noncash activities:
Gain from derecognition of deferred underwriting fee payable allocated to Class A common stock	$—	$6,717,612	$6,717,612